Revenue (Details) - EUR (€)	1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2021	Jun. 30, 2021	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		€ 243,000	€ 243,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in associate	8.00%		8.00%